17. RELATED PARTIES TRANSACTIONS (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Origenes Vida
Disclosure of transactions between related parties [line items]
Purchases of goods and services	$ 0	$ (21)	$ (13)
Refinor
Disclosure of transactions between related parties [line items]
Purchases of goods and services	(1,275)	(639)	(246)
Oldelval
Disclosure of transactions between related parties [line items]
Purchases of goods and services	(60)	(120)	(65)
Total related parties
Disclosure of transactions between related parties [line items]
Purchases of goods and services	(2,272)	(1,187)	(696)
Transener
Disclosure of transactions between related parties [line items]
Purchases of goods and services	(3)	(11)	(21)
TGS
Disclosure of transactions between related parties [line items]
Purchases of goods and services	(783)	(319)	(277)
SACME
Disclosure of transactions between related parties [line items]
Purchases of goods and services	(82)	(77)	(74)
SACDE
Disclosure of transactions between related parties [line items]
Purchases of goods and services	$ (69)	$ 0	$ 0